Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit 10-Q - USD ($)	Total	Common Stock [Member]	Additional Paid-in-Capital [Member]	Accumulated Deficit [Member]
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2023	0
Convertible Preferred Stock, beginning balance at Dec. 31, 2023	$ 0
Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2024	2,579,168
Convertible Preferred Stock, ending balance at Dec. 31, 2024	$ 7,504,644
Common Stock, beginning balance (in shares) at Dec. 31, 2023		10,000,000
Beginning balance at Dec. 31, 2023	(551,342)	$ 100	$ 128,188	$ (679,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (4,699,469)			(4,699,469)
Common Stock, ending balance (in shares) at Dec. 31, 2024	10,000,000	10,000,000
Ending balance at Dec. 31, 2024	$ (5,250,811)	$ 100	128,188	(5,379,099)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock and warrants, net of issuance costs (in shares)	412,684
Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2025	2,991,852
Convertible Preferred Stock, ending balance at Mar. 31, 2025	$ 13,319,251
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary Equity, Stock And Warrants Issued During Period, Value	5,814,607
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,308,219)			(3,308,219)
Common Stock, ending balance (in shares) at Mar. 31, 2025		10,000,000
Ending balance at Mar. 31, 2025	$ (8,559,030)	$ 100	128,188	(8,687,318)
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2024	2,579,168
Convertible Preferred Stock, beginning balance at Dec. 31, 2024	$ 7,504,644
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock and warrants, net of issuance costs (in shares)	1,394,201
Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2025	3,973,369
Convertible Preferred Stock, ending balance at Dec. 31, 2025	$ 26,854,552
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary Equity, Stock And Warrants Issued During Period, Value	$ 19,349,908
Common Stock, beginning balance (in shares) at Dec. 31, 2024	10,000,000	10,000,000
Beginning balance at Dec. 31, 2024	$ (5,250,811)	$ 100	128,188	(5,379,099)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,462,633		3,462,633
Net loss	$ (26,661,677)			(26,661,677)
Common Stock, ending balance (in shares) at Dec. 31, 2025	10,233,183	10,233,183
Ending balance at Dec. 31, 2025	$ (27,902,844)	$ 102	4,137,830	(32,040,776)
Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2026	3,973,369
Convertible Preferred Stock, ending balance at Mar. 31, 2026	$ 26,854,552
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	727,472		727,472
Net loss	$ (16,429,430)			(16,429,430)
Common Stock, ending balance (in shares) at Mar. 31, 2026	10,233,183	10,233,183
Ending balance at Mar. 31, 2026	$ (43,604,802)	$ 102	$ 4,865,302	$ (48,470,206)